Right of Use Asset and Lease Liability - Schedule of lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [Line Items]
Lease payments made	$ (2,855)	$ (2,674)
Interest expense on lease liabilities	533	664
Less: current portion	(2,525)	(2,330)
Non-current portion	5,728	8,138
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	10,468	12,649
Lease payments made	(2,855)	(2,674)
Additions		250
Lease extension		174
Adjustment for change in variable payments based on rate or index	287	474
Interest expense on lease liabilities	533	664
Foreign exchange	(180)	(1,069)
Ending balance	8,253	$ 10,468
Less: current portion	(2,525)
Non-current portion	$ 5,728